Shareholder Report, Holdings (Details)	May 31, 2026
C000169568 | B014K55 | Natura Cosmeticos S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169568 | 2285441 | Dundee Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169568 | BRBYMD6 | Greenfire Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169568 | 6225476 | Cromwell Property Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169568 | BF0L7J5 | International Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169568 | BTK05J6 | Anglo American plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | 6761000 | Valterra Platinum Limited
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169568 | 399909100 | Grupo Financiero Galicia S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169568 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000169568 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169568 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169568 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169568 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169568 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169568 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169568 | India
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169568 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169568 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000169568 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000169568 | B014K55Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169568 | B4Q1532Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169568 | BK9RKT0Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169568 | 88642R109Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169568 | 25961D105Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000169568 | 6101167Materials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000169568 | BP6QXH4Financials
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000169568 | Real Estate25961D105
Holdings [Line Items]
Percent of Total Investments	96.70%
C000169568 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169569 | B014K55 | Natura Cosmeticos S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169569 | 2285441 | Dundee Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169569 | BRBYMD6 | Greenfire Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169569 | 6225476 | Cromwell Property Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169569 | BF0L7J5 | International Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169569 | BTK05J6 | Anglo American plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | 6761000 | Valterra Platinum Limited
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169569 | 399909100 | Grupo Financiero Galicia S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169569 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000169569 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169569 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169569 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169569 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169569 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169569 | India
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169569 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169569 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000169569 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000169569 | B014K55Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169569 | B4Q1532Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169569 | BK9RKT0Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169569 | 88642R109Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169569 | 25961D105Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000169569 | 6101167Materials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000169569 | BP6QXH4Financials
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000169569 | Real Estate25961D105
Holdings [Line Items]
Percent of Total Investments	96.70%
C000169569 | Cash & Equivalent61747C525
Holdings [Line Items]
Percent of Total Investments	3.30%